SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Convertible Notes	Jun. 30, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2010 Sasol Huntsman GmbH and Co. KG	Dec. 31, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Sep. 30, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Sep. 30, 2012 Workforce reductions Textile Effects	Dec. 31, 2011 Workforce reductions Textile Effects
Quarterly Financial Information
Restructuring charges													$ 3	$ 22	$ 5	$ 62
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility														53
Gain on sale				(2)	5	38	(8)	2				34
Principal amount of the convertible notes repurchased									250
Amount repaid									382
Loss on early extinguishment of debt	1	2		2	5	7	37	21	(146)
Equity in income of investment in unconsolidated affiliates	2	2		5	6	8	24	3		15	18
Reduction in interest expense relating to the ineffective portion of cross-currency interest rate contracts			$ 15